Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2015	2014
Federal:	(In Thousands)
Current	$731	$836
Deferred	(38)	(164)
	693	672
State, current	30	22
	$723	$694

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2015	2014
	(In Thousands)
Federal income tax at statutory rate	$677	$658
State tax, net of federal benefit	20	13
Stock compensation expense	49	35
Other	(23)	(12)
	$723	$694

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2015	2014
Deferred tax assets:	(In Thousands)
Allowance for loan losses	$446	$390
Stock-based compensation	35	39
Interest on non-accrual loans	2	17
Unrealized loss on investment securities available for sale	6	18
Deferred loan fees	176	167
Organization cost	2	3
Total deferred tax assets	667	634

Deferred tax liabilities:
Bank premises and equipment	(138)	(131)
Total deferred tax liabilities	(138)	(131)

Net Deferred Tax Asset	$529	$503